Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in our Consolidated Statement of Comprehensive Income (Loss):

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Central
Impairment of certain assets (See Note 16)	$11	$12	$—
Loss related to sale of certain assets	—	10	—
Northeast G&P
Impairment of certain assets (See Note 16)	32	30	—
Contingency gain settlement (1)	—	(154)	—
Net gain related to partial acreage dedication release	—	(12)	—
Loss associated with a producer claim	—	—	25
Atlantic-Gulf
Amortization of regulatory assets associated with asset retirement obligations	33	33	30
Impairment of certain assets	5	10	—
Write-off of the Eminence abandonment regulatory asset not recoverable through rates	—	(3)	12
Insurance recoveries associated with the Eminence abandonment	—	—	(16)
West
Impairment of certain assets (See Note 16)	97	—	—

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(1)
In November 2014, we settled a claim arising from the resolution of a contingent gain related to claims associated with the purchase of a business in a prior period. Pursuant to the settlement, we received $154 million in cash, all of which was recognized as a gain in the fourth quarter of 2014.